Schedule of Investments
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.97%
Australia–0.57%
CSL Ltd.	104,242	$21,574,245
Brazil–2.37%
B3 S.A. - Brasil, Bolsa, Balcao	5,788,302	63,263,600
Banco Bradesco S.A., ADR	5,752,401	26,115,900
		89,379,500
Canada–5.75%
Canadian National Railway Co.	830,488	84,117,150
CGI, Inc., Class A(a)	1,660,738	133,118,784
		217,235,934
China–13.55%
Alibaba Group Holding Ltd., ADR(a)	501,405	127,271,631
China Mengniu Dairy Co. Ltd.(a)	8,099,000	48,493,460
JD.com, Inc., ADR(a)	811,145	71,940,450
Kweichow Moutai Co. Ltd., A Shares	62,574	20,505,439
New Oriental Education & Technology Group, Inc., ADR(a)	227,071	38,034,392
Tencent Holdings Ltd.	1,268,700	111,065,897
Wuliangye Yibin Co. Ltd., A Shares	630,276	28,420,009
Yum China Holdings, Inc.	1,163,525	65,983,503
		511,714,781
Denmark–2.28%
Carlsberg A/S, Class B	289,597	42,451,557
Novo Nordisk A/S, Class B	629,930	43,815,203
		86,266,760
France–4.93%
LVMH Moet Hennessy Louis Vuitton SE	55,402	33,451,349
Pernod Ricard S.A.	153,996	29,064,292
Sanofi	366,204	34,406,183
Schneider Electric SE	609,822	89,398,406
		186,320,230
Germany–3.65%
Beiersdorf AG	214,059	23,484,415
Deutsche Boerse AG	445,039	71,735,793
Knorr-Bremse AG	321,864	42,701,942
		137,922,150
Hong Kong–1.87%
AIA Group Ltd.	5,775,200	70,760,143
India–2.29%
HDFC Bank Ltd., ADR(a)	1,197,888	86,367,725
Ireland–3.76%
CRH PLC	729,528	30,044,148
Flutter Entertainment PLC(a)	228,698	42,527,513
ICON PLC(a)	340,691	69,436,233
		142,007,894
Italy–2.25%
FinecoBank Banca Fineco S.p.A.(a)	5,451,955	85,126,211
Shares		Value
Japan–12.85%
Asahi Group Holdings Ltd.	981,700	$39,952,857
FANUC Corp.	103,212	27,104,174
Hoya Corp.	426,000	54,478,440
Keyence Corp.	47,800	25,713,589
Koito Manufacturing Co. Ltd.	804,900	51,647,433
Komatsu Ltd.	2,631,000	72,503,359
Nidec Corp.	243,800	32,378,898
Olympus Corp.	3,018,100	54,665,669
SMC Corp.	59,600	36,173,753
Sony Corp.	795,800	76,153,743
TIS, Inc.	652,200	14,470,316
		485,242,231
Macau–1.59%
Galaxy Entertainment Group Ltd.	7,711,090	59,896,712
Mexico–2.60%
Wal-Mart de Mexico S.A.B. de C.V., Series V	34,466,448	98,108,066
Netherlands–5.95%
ASML Holding N.V.	71,761	38,207,317
Heineken N.V.	347,941	36,244,399
Prosus N.V.(a)	543,917	63,197,077
Wolters Kluwer N.V.	1,051,428	87,268,451
		224,917,244
Singapore–0.72%
United Overseas Bank Ltd.	1,547,266	27,335,277
South Korea–4.12%
NAVER Corp.	224,485	68,862,452
Samsung Electronics Co. Ltd.	1,190,641	86,895,250
		155,757,702
Sweden–4.90%
Investor AB, Class B	1,331,425	97,634,286
Sandvik AB(a)	3,515,860	87,611,172
		185,245,458
Switzerland–7.40%
Alcon, Inc.(a)	462,640	33,183,376
Kuehne + Nagel International AG	264,982	60,362,384
Logitech International S.A., Class R	403,320	42,056,352
Nestle S.A.	683,524	76,572,874
Roche Holding AG	195,505	67,387,146
		279,562,132
Taiwan–3.15%
Taiwan Semiconductor Manufacturing Co. Ltd.	5,635,887	119,000,973
United Kingdom–3.27%
Ashtead Group PLC	626,489	31,659,767
British American Tobacco PLC	950,776	34,604,211
Linde PLC	234,009	57,425,809
		123,689,787

See accompanying notes which are an integral part of this schedule.
Invesco International Growth Fund

Shares		Value
United States–8.15%
Amcor PLC, CDI	4,413,398	$48,518,013
Booking Holdings, Inc.(a)	27,215	52,914,941
Broadcom, Inc.	281,820	126,959,910
Philip Morris International, Inc.	997,379	79,441,237
		307,834,101
Total Common Stocks & Other Equity Interests (Cost $2,196,210,057)		3,701,265,256
Money Market Funds–1.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(c)	13,888,107	13,888,107
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(b)(c)	10,984,639	$10,989,033
Invesco Treasury Portfolio, Institutional Class, 0.01%(b)(c)	15,872,122	15,872,122
Total Money Market Funds (Cost $40,744,990)		40,749,262
TOTAL INVESTMENTS IN SECURITIES—99.05% (Cost $2,236,955,047)		3,742,014,518
OTHER ASSETS LESS LIABILITIES–0.95%		35,702,015
NET ASSETS–100.00%		$3,777,716,533
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$26,972,261	$77,077,277	$(90,161,431)	$-	$-	$13,888,107	$1,485
Invesco Liquid Assets Portfolio, Institutional Class	20,334,690	55,055,197	(64,401,022)	1,599	(1,431)	10,989,033	3,859
Invesco Treasury Portfolio, Institutional Class	30,825,441	88,088,316	(103,041,635)	-	-	15,872,122	854
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	39,044,671	(39,044,483)	-	(188)	-	189*
Invesco Private Prime Fund	-	58,566,552	(58,566,552)	-	-	-	1,806*
Total	$78,132,392	$317,832,013	$(355,215,123)	$1,599	$(1,619)	$40,749,262	$8,193

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$21,574,245	$—	$21,574,245
Brazil	89,379,500	—	—	89,379,500
Canada	217,235,934	—	—	217,235,934
China	303,229,976	208,484,805	—	511,714,781
Denmark	—	86,266,760	—	86,266,760
France	—	186,320,230	—	186,320,230
Germany	—	137,922,150	—	137,922,150
Hong Kong	—	70,760,143	—	70,760,143
India	86,367,725	—	—	86,367,725
Ireland	69,436,233	72,571,661	—	142,007,894
Italy	—	85,126,211	—	85,126,211
Japan	—	485,242,231	—	485,242,231
Macau	—	59,896,712	—	59,896,712
Mexico	98,108,066	—	—	98,108,066
Netherlands	—	224,917,244	—	224,917,244
Singapore	—	27,335,277	—	27,335,277
South Korea	—	155,757,702	—	155,757,702
Sweden	—	185,245,458	—	185,245,458
Switzerland	—	279,562,132	—	279,562,132
Taiwan	—	119,000,973	—	119,000,973
United Kingdom	57,425,809	66,263,978	—	123,689,787
United States	259,316,088	48,518,013	—	307,834,101
Money Market Funds	40,749,262	—	—	40,749,262
Total Investments	$1,221,248,593	$2,520,765,925	$—	$3,742,014,518
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco International Growth Fund